Hedging activities - Schedule of Non-Hedge Designated Derivatives (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ (5)	€ (5)	€ 0
Non-operating items | Foreign currency contracts
Disclosure of detailed information about financial instruments [line items]
Gains (losses) on change in fair value of derivatives	€ (5)	€ (5)	€ 0